ING VARIABLE PORTFOLIOS, INC.

ING VP Growth Portfolio

(Adviser Class, Class I and Class S shares)

ING VP Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio

 (Class I and Class S shares)

Supplement dated January 4, 2007

to the Adviser Class shares, Class I shares and Class S shares Prospectuses each dated April 28, 2006

ING VP Growth Portfolio (“Portfolio”)

Effective December 31, 2006, Jeff Bianchi was named co-portfolio manager to the Portfolio.  Kenneth Bragdon was removed as portfolio manager of the Portfolio.

1.                                     All references to Kenneth Bragdon as a portfolio manager to the Portfolio are hereby deleted.

2.                                     The second paragraph under the section entitled “Management of the Portfolios” – “Sub-Advisers” – “ING VP Growth Portfolio” on page 30 of the ADV Class Prospectus and on page 42 of the Class I Prospectus and Class S Prospectus is hereby deleted in its entirety and replaced with the following:

Jeff Bianchi, Portfolio Manager, has co-managed the Portfolio since December 2006.  Mr. Bianchi joined ING IM in 1994 and has over 10 years of investment management experience.  Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for ING IM’s small-capitalization equity strategies.

ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio (“ING VP Index Plus Portfolios”)

Effective December 31, 2006, Douglas Cote was removed as a portfolio manager to ING VP Index Plus Portfolios.

1.                                       All references to Douglas Cote as a portfolio manager to ING VP Index Plus Portfolios are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING VP Growth Portfolio

(Adviser Class, Class I and Class S shares)

ING VP Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio

(Class I and Class S shares)

Supplement dated January 4, 2007

to the Adviser Class, Class I and Class S shares Statement of Additional Information (“SAI”)

dated April 28, 2006

ING VP Growth Portfolio (“Portfolio”)

Effective December 31, 2006, Jeff Bianchi was named co-portfolio manager to the Portfolio.  Kenneth Bragdon was removed as portfolio manager of the Portfolio.

1.               All references to Kenneth Bragdon as a portfolio manager to the Portfolio are hereby deleted.

ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio (“ING VP Index Plus Portfolios”)

Effective December 31, 2006, Douglas Cote is removed as a portfolio manager to the ING VP Index Plus Portfolios.

1.               All references to Douglas Cote as a portfolio manager to the ING VP Index Plus Portfolios are hereby deleted in their entirety.

All Portfolios

Effective December 31, 2006, the table and the footnotes thereto, in the section entitled “Portfolio Managers” in the sub-section entitled “Other Accounts Managed” on page 82 and 83 and the table in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 86 of the Adviser Class, Class I and Class S SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2005.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Omar Aguilar	44	$16,050,225,514	0	N/A	4		$982,057,596
Joseph Basset	0	N/A	0	N/A	0		N/A
Jeff Bianchi(1)	4	$742,729,764	4	$650,548,944	63		$1,863,915,385
Christopher F. Corapi	4	$3,222,796,346	0	N/A	2		$3,126,077
Vincent Costa	0	N/A	0	N/A	0		N/A
Mary Ann Fernandez	41	$5,602,687,313	0	N/A	0		N/A
Brian Gendreau	0	N/A	0	N/A	0		N/A
Carl Ghielen	12	$470,213,728	0	N/A	1		$88,831,831
Martin Jansen	2	$273,883,685	1	$88,831,832	2		$156,244,714
James B. Kauffmann	41	$14,051,506,591	14	$1,869,777,360	30	(2)	$9,009,842,871
Michael Leskinen	0	N/A	0	N/A	0		N/A
Scott Lewis	2	$583,193,713	2	$112,002,417	1		$47,571,874
Steve Salopek	4	$966,411,645	0	N/A	0		N/A
Richard Welsh	4	$742,729,764	4	$650,548,944	63		$1,863,915,385
David S. Yealy	7	$3,308,917,609	2	$92,118,857	1		$50,620,014

(1)          The number of accounts and total assets in the accounts is shown as of September 30, 2006.

(2)          One of these Accounts with Total Assets of $468,846,079 has an advisory fee that is also based on the performance of the Account.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Omar Aguilar	None
Joseph Basset	None
Jeff Bianchi(1)	None
Christopher F. Corapi	None
Vincent Costa	None
Mary Ann Fernandez	None
Brian Gendreau	None
Carl Ghielen	None
Martin Jansen	None
James B. Kauffmann	None
Michael Leskinen	None
Scott Lewis	None

(1)          The dollar range of shares of the Portfolios owned as of September 30, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE